DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

July 23, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 244 to the Registration Statement on Form N-1A of DWS Mid Cap Value Fund (the “Fund”) (to be renamed DWS ESG Core Equity Fund) a series of Deutsche DWS Investment Trust (the “Trust”) (Reg. Nos. 002-13628; 811-00043).

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”) for review and comment by the Staff of the Securities and Exchange Commission (“Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on September 23, 2019. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect: (i) a new name for the Fund; (ii) the addition of a policy to invest at least 80% of its assets in securities that meet the investment advisor’s sustainability criteria; (iii) a new management process and; (iv) the addition of related risk disclosure. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on February 28, 2019 in Post-Effective Amendment No. 242 to the Trust’s Registration Statement under the Securities Act.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.